Warrants (Details) - 890 5TH AVENUE PARTNERS, INC.	4 Months Ended	9 Months Ended
	Dec. 31, 2020 D $ / shares shares	Sep. 30, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	0
Period for filling registration statement after business combination		15 days
Period of time after which warrant holder may do cashless exercise		60 days
Warrant
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants expiration term		5 years
Exercise price of warrants		$ 11.50
Threshold issue price per share		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Number of trading days on which fair market value of shares is reported		10
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Percentage of adjustment of redemption price of stock based on market value and newly issued price.		180.00%
Warrant | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Redemption Period		30 days
Warrant | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.10
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		9,583,333
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption Period		30 days
Warrant redemption condition minimum share price	10.00	$ 10.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		259,167
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Redemption Period	30 days
Warrant redemption condition minimum share price	$ 18.00